Financing receivables - Schedule of Allowance for Loan Losses and Loans by Impairment Methodology and Type of Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 13	¥ 2,704
Allowance by impairment methodology, Evaluated collectively	926	681
Total allowance for loan losses	939	3,385	3,809	4,389
Loans by impairment methodology, Evaluated individually	578,713	484,015
Loans by impairment methodology, Evaluated collectively	485,108	361,654
Total loans	1,063,821	845,669
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	6	14
Allowance by impairment methodology, Evaluated collectively	783	538
Total allowance for loan losses	789	552	339	783
Loans by impairment methodology, Evaluated individually	76	212
Loans by impairment methodology, Evaluated collectively	263,532	235,195
Total loans	263,608	235,407
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually		10
Allowance by impairment methodology, Evaluated collectively	26	14
Total allowance for loan losses	26	24	37	25
Loans by impairment methodology, Evaluated individually	83,399	58,636
Loans by impairment methodology, Evaluated collectively	205,175	106,610
Total loans	288,574	165,246
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for loan losses				5
Loans by impairment methodology, Evaluated individually	76,968	95,461
Loans by impairment methodology, Evaluated collectively
Total loans	76,968	95,461
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	7	2,680
Allowance by impairment methodology, Evaluated collectively	88	78
Total allowance for loan losses	95	2,758	3,422	3,576
Loans by impairment methodology, Evaluated individually	412,675	329,312
Loans by impairment methodology, Evaluated collectively	9,620	9,594
Total loans	422,295	338,906
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	29	51
Total allowance for loan losses	29	51	11
Loans by impairment methodology, Evaluated individually	5,595	394
Loans by impairment methodology, Evaluated collectively	6,781	10,255
Total loans	¥ 12,376	¥ 10,649